Reporting and Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2015
Property, Plant and Equipment [Line Items]
Change in Amortized Cost, Prospective Yield Adjustment, Quarterly Cash Flow Update	$ 0
Derivative Assets (Liabilities), at Fair Value, Net	0	$ 0
Held for sale property	$ 5,300,000	$ 8,700,000
Accelerated vesting percentage	50.00%
Tax at statutory federal rate	35.00%	35.00%	35.00%
Open reverse repurchase commitments	$ 0	$ 0
Assets	38,701,200,000	33,427,500,000
Liabilities	28,912,700,000	24,986,700,000
Benefit for income taxes	$ (540,800,000)	$ (413,500,000)	$ (611,100,000)
Computer equipment and laptops [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Land and building [Member]
Property, Plant and Equipment [Line Items]
Percentage of total property and equipment	66.00%	65.00%
Software licenses [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	1 year
Software licenses [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Capitalized software [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Capitalized software [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	10 years
Buildings, improvements and integrated components [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years
Buildings, improvements and integrated components [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	40 years
All other property and equipment [Member] | Lower Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
All other property and equipment [Member] | Upper Limit
Property, Plant and Equipment [Line Items]
Property and equipment useful life	15 years
ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Equity interest percentage	69.00%	69.20%	69.20%	5.00%
ARX Holding Corp. | Lower Limit
Property, Plant and Equipment [Line Items]
Intangible assets finite lives	2 years
ARX Holding Corp. | Upper Limit
Property, Plant and Equipment [Line Items]
Intangible assets finite lives	11 years
Accounting Standards Update 2016-01 [Member]
Property, Plant and Equipment [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 1,300,000,000
Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Benefit for income taxes	(44,700,000)
Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Benefit for income taxes	25,100,000
Cash and Cash Equivalents [Member] | ARX Holding Corp.
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	247,200,000	$ 150,000,000	$ 174,800,000
Property Subject to Operating Lease [Member] | Pro Forma [Member] | Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Assets	140,000,000
Liabilities	$ 140,000,000
Tax Year 2018
Property, Plant and Equipment [Line Items]
Tax at statutory federal rate	21.00%